Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital [Member]		Share premium [Member]		Foreign currency translation reserve [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2021	$ 75		$ 143,869		$ (19)	$ (148,507)	$ (4,582)
Net loss	0		0		0	(19,599)	(19,599)
Other comprehensive Income	0		0		14	0	14
Total comprehensive loss	0		0		14	(19,599)	(19,585)
Exercise of pre-funded warrants	28		15,678		0	0	15,706
Exercise of options		[1]		[1]	0	0		[1]
Issuance of ordinary shares, net of issuance expenses	40		17,389		0	0	17,429
Share-based compensation	0		1,946		0	0	1,946
Balance at Dec. 31, 2022	143		178,882		(5)	(168,106)	10,914
Net loss	0		0		0	(6,716)	(6,716)
Other comprehensive Income	0		0		(13)	0	(13)
Total comprehensive loss	0		0		(13)	(6,716)	(6,729)
Exercise of RSU	1		0		0	0	1
Issuance of ordinary shares, net of issuance expenses	40		25,429		0	0	25,469
Share-based compensation	0		1,940		0	0	1,940
Balance at Dec. 31, 2023	184		206,251		(18)	(174,822)	31,595
Net loss	0		0		0	(30,224)	(30,224)
Other comprehensive Income	0		0		7	0	(7)
Total comprehensive loss	0		0		7	(30,224)	(30,217)
Exercise of RSU, options and warrants	3		2,132		0	0	2,135
Issuance of ordinary shares, net of issuance expenses	28		24,474		0	0	24,502
Share-based compensation	0		3,138		0	0	3,138
Balance at Dec. 31, 2024	$ 215		$ 235,995		$ (11)	$ (205,046)	$ 31,153

[1]	Represents an amount lower than $1.